Stockholders' Equity - Stock Option activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of shares
Options outstanding at the beginning	52,878,539	29,767,283
Granted	22,252,500	28,325,726
Exercised	(3,352,916)	(2,898,553)
Forfeiture	(4,173,966)	(2,315,917)
Options outstanding at the ending	67,604,157	52,878,539	29,767,283
Weighted average exercise price
Options outstanding at the beginning (in dollars per share)	$ 0.03	$ 0.03
Granted (in dollars per share)	0.06	0.04
Exercised (in dollars per share)	0.02	0.02
Forfeiture (in dollars per share)	0.03	0.06
Options outstanding at the ending (in dollars per share)	$ 0.04	$ 0.03	$ 0.03
Weighted average remaining contractual	8 years 2 months 12 days	8 years 4 months 24 days	8 years 2 months 12 days
Members of Board of Directors
Number of shares
Granted	7,200,000	2,237,414
Other non employees
Number of shares
Granted	7,200,000	2,237,414